ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS
ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS

	As at December 31, 2018	As at December 31, 2017
Accounts receivable
Amounts due from concentrate sales	$76	$110
Other receivables	172	129
	$248	$239
Other current assets
Derivative assets (note 25f)	$2	$2
Goods and services taxes recoverable[1]	182	167
Prepaid expenses	72	68
Other	51	84
	$307	$321

[1]
Primarily includes VAT and fuel tax recoverables of $67 million in Tanzania, $60 million in Zambia, $22 million in Argentina, $2 million in Chile, $12 million in the Dominican Republic, and $7 million in Peru (Dec. 31, 2017: $32 million, $31 million, $49 million, $3 million, $19 million and $8 million, respectively).